Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 38,852,000
Balance at the end of the period	33,438,000	€ 38,852,000
Discontinued Operations
Changes in Intangible Assets and Goodwill
Amortisation charge for the year	0	607,000
Amortisation charge for the year	0	607,000
Significant licences | GERMANY
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	2,392,000	2,686,000
Balance at the end of the period		2,392,000
Significant licences | UK
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	965,000	989,000
Balance at the end of the period		965,000
Significant licences | Vodacom
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	771,000	687,000
Balance at the end of the period		771,000
Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	24,956,000
Balance at the end of the period	20,514,000	24,956,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	5,561,000
Balance at the end of the period	5,227,000	5,561,000
Assets in the course of construction	€ 151,000	25,000
Licence and spectrum fees | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	40 years
Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 5,330,000
Balance at the end of the period	5,299,000	5,330,000
Assets in the course of construction	€ 1,035,000	1,200,000
Software | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Software | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Brands | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	30 years
Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 2,982,000
Balance at the end of the period	€ 2,382,000	2,982,000
Customer bases | Bottom of range [member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum [Member]
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	37 years
Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	€ 23,000
Balance at the end of the period	16,000	23,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	131,784,000	162,128,000
Exchange movements	(254,000)	(2,081,000)
Additions	2,655,000	2,915,000
Disposals	(871,000)	(1,977,000)
Transfer of assets held for sale		(30,930,000)
Hyperinflation impacts	1,389,000	1,729,000
Acquisition of subsidiaries	11,000
Other	(45,000)
Balance at the end of the period	134,669,000	131,784,000
Cost | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	77,252,000	96,904,000
Exchange movements	(252,000)	(1,042,000)
Transfer of assets held for sale		(19,498,000)
Hyperinflation impacts	709,000	888,000
Acquisition of subsidiaries	7,000
Balance at the end of the period	77,716,000	77,252,000
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	27,292,000	34,306,000
Exchange movements	62,000	(435,000)
Additions	236,000	283,000
Disposals	(98,000)	(986,000)
Transfer of assets held for sale		(6,258,000)
Hyperinflation impacts	301,000	382,000
Balance at the end of the period	27,793,000	27,292,000
Cost | Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	17,434,000	18,474,000
Exchange movements	(63,000)	(414,000)
Additions	2,414,000	2,615,000
Disposals	(772,000)	(989,000)
Transfer of assets held for sale		(2,600,000)
Hyperinflation impacts	291,000	348,000
Other	(45,000)
Balance at the end of the period	19,259,000	17,434,000
Cost | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	9,320,000	11,905,000
Exchange movements	17,000	(130,000)
Transfer of assets held for sale		(2,517,000)
Hyperinflation impacts	49,000	62,000
Acquisition of subsidiaries	4,000
Balance at the end of the period	9,390,000	9,320,000
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	486,000	539,000
Exchange movements	(18,000)	(60,000)
Additions	5,000	17,000
Disposals	(1,000)	(2,000)
Transfer of assets held for sale		(57,000)
Hyperinflation impacts	39,000	49,000
Balance at the end of the period	511,000	486,000
Accumulated depreciation, amortisation and impairment [member]
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(92,932,000)	(114,921,000)
Exchange movements	(268,000)	(1,541,000)
Disposals	866,000	1,936,000
Transfer of assets held for sale		24,133,000
Hyperinflation impacts	1,223,000	1,499,000
Amortisation charge for the year	3,695,000	4,122,000
Impairments	4,515,000
Balance at the end of the period	(101,231,000)	(92,932,000)
Amortisation charge for the year	3,695,000	4,122,000
Accumulated depreciation, amortisation and impairment [member] | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(52,296,000)	(69,289,000)
Exchange movements	318,000	897,000
Transfer of assets held for sale		16,984,000
Hyperinflation impacts	(709,000)	(888,000)
Impairments	4,515,000
Balance at the end of the period	(57,202,000)	(52,296,000)
Accumulated depreciation, amortisation and impairment [member] | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(21,731,000)	(24,337,000)
Exchange movements	(106,000)	144,000
Disposals	98,000	985,000
Transfer of assets held for sale		2,704,000
Hyperinflation impacts	(176,000)	(196,000)
Amortisation charge for the year	651	1,031,000
Balance at the end of the period	(22,566,000)	(21,731,000)
Amortisation charge for the year	651	1,031,000
Accumulated depreciation, amortisation and impairment [member] | Software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(12,104,000)	(12,462,000)
Exchange movements	58,000	324,000
Disposals	767,000	951,000
Transfer of assets held for sale		1,871,000
Hyperinflation impacts	(250,000)	(304,000)
Amortisation charge for the year	2,431	2,484,000
Balance at the end of the period	(13,960,000)	(12,104,000)
Amortisation charge for the year	2,431	2,484,000
Accumulated depreciation, amortisation and impairment [member] | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(6,338,000)	(8,307,000)
Exchange movements	(16,000)	120,000
Transfer of assets held for sale		2,517,000
Hyperinflation impacts	(49,000)	(62,000)
Amortisation charge for the year	605	606,000
Balance at the end of the period	(7,008,000)	(6,338,000)
Amortisation charge for the year	605	606,000
Accumulated depreciation, amortisation and impairment [member] | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	(463,000)	(526,000)
Exchange movements	(14,000)	(56,000)
Disposals	1,000
Transfer of assets held for sale		57,000
Hyperinflation impacts	39,000	49,000
Amortisation charge for the year	8,000	1,000
Balance at the end of the period	(495,000)	(463,000)
Amortisation charge for the year	€ 8,000	€ 1,000